Asset Under Development (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Opening asset under development balance	$ 20,000
Closing asset under development balance	186,960
Gimi Conversion
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Opening asset under development balance	20,000
Transfer from other non-current assets (note 13)	31,048
Additions	127,444
Interest costs capitalized	1,888
Other costs capitalized	6,580
Closing asset under development balance	$ 186,960